Capital Requirements And Other Regulatory Matters (Actual Capital Amounts And Ratios) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
IBERIABANK Corporation [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage capital, Actual Amount	$ 1,185,144	$ 1,164,801
Tier 1 risk-based capital, Actual Amount	1,185,144	1,164,801
Total risk-based capital, Actual Amount	1,301,498	1,263,496
Tier 1 leverage capital, Actual Ratio	9.70%	10.45%
Tier 1 risk-based capital, Actual Ratio	12.92%	14.94%
Total risk-based capital, Actual Ratio	14.19%	16.20%
Tier 1 leverage capital, Minimum Amount	488,803	445,905
Tier 1 risk-based capital, Minimum Amount	366,792	311,908
Total risk-based capital, Minimum Amount	733,583	623,816
Tier 1 leverage capital, Minimum Ratio	4.00%	4.00%
Tier 1 risk-based capital, Minimum Ratio	4.00%	4.00%
Total risk-based capital, Minimum Ratio	8.00%	8.00%
IBERIABANK [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage capital, Actual Amount	1,041,540	997,277
Tier 1 risk-based capital, Actual Amount	1,041,540	997,277
Total risk-based capital, Actual Amount	1,157,412	1,095,322
Tier 1 leverage capital, Actual Ratio	8.57%	9.00%
Tier 1 risk-based capital, Actual Ratio	11.41%	12.88%
Total risk-based capital, Actual Ratio	12.68%	14.14%
Tier 1 leverage capital, Minimum Amount	486,307	443,165
Tier 1 risk-based capital, Minimum Amount	365,230	309,802
Total risk-based capital, Minimum Amount	730,461	619,604
Tier 1 leverage capital, Minimum Ratio	4.00%	4.00%
Tier 1 risk-based capital, Minimum Ratio	4.00%	4.00%
Total risk-based capital, Minimum Ratio	8.00%	8.00%
Tier 1 leverage capital, Well Capitalized Amount	607,884	553,956
Tier 1 risk-based capital, Well Capitalized Amount	547,845	464,703
Total risk-based capital, Well Capitalized Amount	$ 913,076	$ 774,505
Tier 1 leverage capital, Well Capitalized Ratio	5.00%	5.00%
Tier 1 risk-based capital, Well Capitalized Ratio	6.00%	6.00%
Total risk-based capital, Well Capitalized Ratio	10.00%	10.00%